SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.  SUBSEQUENT EVENTS

Completes Second Phase of Acquisition in Ethiopia

On July 14, 2025 , the Group issued additional 45,278,600 Class A ordinary shares in connection with the subsequent closing of the acquisition of the Ethiopia data center.

Increasing At-the-Market issuing

In July 2025, the Group issued in total of 186,335,000 Class A ordinary shares represented by 1,863,350 ADSs for net proceeds of approximately US$10,566.

Strategic Shift Toward the Solana Ecosystem

On July 10, 2025, the Group announced a strategic shift with its expansion into the Solana ecosystem. On August 5, 2025, the Group announced the launch of its first Solana (“SOL”) validator to establish the Company’s growing SOL treasury. On August 20, 2025, the Group announced that it considered to rebrand to SOLAI (NYSE: SLAI), a name that reflects the Company’s strategic transformation and commitment to building an on-chain intelligent financial infrastructure. As of the issuance of this interim financial statements, the Group held 44,378 SOL in its treasury. The treasury is valued at approximately $9,393, calculated based on the quoted price of SOL at UTC 0:00 as of September 25, 2025.

Launch of Stablecoin

In August 2025, the Group established a new subsidiary, Dolai LLC, a Delaware Company, to facilitate its stablecoin business. On August 20, 2025, the Group announced the launch of DOLAI, a U.S. dollar-backed stablecoin designed to connect AI agents, merchants, consumers, and institutional finance on Solana’s high-speed blockchain ecosystem, with planned expansion into broader multi-chain interoperability. DOLAI is being launched in collaboration with Brale Inc., a Delaware corporation with Money Services Business (“MSB”) and Money‑Transmitter Licenses (“MTL”) license in 45 states of the U.S. to ensure robust compliance standards for stablecoin issuance and operations.